Restricted Net Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Net Assets [Abstract]
Percentage of net income or loss after tax	10.00%
Percentage of entity’s registered capital	50.00%
Consolidated net assets	$ 0.4